Income Taxes (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Holiday [Line Items]
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.22%	5.36%
Tax on foreign operations	0.40%	(0.78%)
State research and development credits	1.09%	1.06%
Other	(3.00%)	(2.29%)
Valuation allowance	(38.71%)	(38.35%)
Effective tax rate	0.00%	0.00%